Cover	Oct. 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	0-53944
Entity Registrant Name	Rego Payment Architectures, Inc.
Entity Central Index Key	0001437283
Entity Tax Identification Number	35-2327649
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	325 Sentry Parkway
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Blue Bell
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19422
City Area Code	(267)
Local Phone Number	465-7530
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable